Consolidated Income Statement - ARS ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Income Statement
Interest income	$ 64,699,880	$ 60,983,625	$ 63,700,230
Interest expenses	(28,578,388)	(47,531,377)	(36,468,510)
Net interest income	36,121,492	13,452,248	27,231,720
Net income from financial instruments (NIFFI) at fair value through profit or loss	3,315,582	28,536,382	13,215,705
Result from derecognition of assets measured at amortized cost	657,019
Exchange rate differences on gold and foreign currency	1,064,545	(441,191)	2,359,639
Net Income From Financial instruments And Exchange Rate Differences	5,037,146	28,095,191	15,575,344
Net Financial Income	41,158,638	41,547,439	42,807,064
Services Fee Income	11,493,824	11,707,556	12,414,260
Services Fee Expense	(3,548,269)	(3,054,954)	(2,970,070)
Income from insurance activities	1,671,455	1,896,923	1,777,345
Net Service Fee Income	9,617,010	10,549,525	11,221,535
Subtotal	50,775,648	52,096,964	54,028,599
Results from exposure to changes in the purchasing power of money	(4,290,328)	(7,296,543)	(12,597,117)
Other operating income	3,779,451	3,751,037	5,180,332
Loan loss provisions	(8,615,060)	(10,533,018)	(10,846,363)
Net operating income	41,649,711	38,018,440	35,765,451
Personnel expenses	18,176,866	19,283,346	18,384,833
Administration expenses	10,318,557	10,310,666	11,729,051
Depreciation and impairment of non-financial assets	2,407,028	2,470,504	905,545
Other operating expenses	6,574,779	8,656,215	9,030,424
Income/ (Loss) before taxes	4,172,481	(2,702,291)	(4,284,402)
Income tax	(671,707)	(229,663)	(2,117,088)
Net income / (loss) for the year	3,500,774	(2,931,954)	(6,401,490)
Net income / (loss) for the year attributable to owners of the parent company	3,499,882	(2,929,201)	(6,341,497)
Net income / (loss) for the year attributable to non-controlling interest	892	(2,753)	(59,993)
NUMERATOR
Net income / (loss) for the year attributable to owners of the parent company	3,499,882	(2,929,201)	(6,341,497)
Net income attributable to owners of the parent company adjusted by dilution	$ 3,499,882	$ (2,929,201)	$ (6,341,497)
DENOMINATOR
Weighted average of ordinary shares	456,722	456,722	456,722
Weighted average of number of ordinary shares issued of the period adjusted by dilution effect	456,722	456,722	456,722
Basic Income per share	$ 7.66	$ (6.41)	$ (13.88)
Diluted Income per share	$ 7.66	$ (6.41)	$ (13.88)